Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Series C Warrant [Member]
Fair Value of Convertible Preferred Stock Warrant Liability	The Company used the following inputs.
	December 31, 2018	December 31, 2017
Volatility	90%	90%
Contractual term (years)	1.17	2.17
Expected dividend yield	—%	—%
Risk-free rate	2.60%	1.57%

2017 PIPE Warrant Liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability	The following summarizes certain key assumptions used in estimating the fair values.
	December 31, 2018	December 31, 2017
Volatility	75%	67%
Contractual term (years)	0.8	0.8
Expected dividend yield	—%	—%
Risk-free rate	2.51%	1.76%

2018 PIPE Warrant Liability [Member]
Fair Value of Convertible Preferred Stock Warrant Liability

The following summarizes certain key assumptions used in estimating the fair values.

	December 31, 2018	December 19, 2018 (date of issue)
Volatility	75%	75%
Contractual term (years)	5.0	5.0
Expected dividend yield	—%	—%
Risk-free rate	2.51%	2.62%